Nature of Business and Organization	12 Months Ended
Dec. 31, 2023
Nature of Business and Organization [Abstract]
Nature of Business and Organization

Note 1 – Nature of business and organization

Oriental Culture Holding Ltd. (“Oriental Culture”) is a holding company incorporated on November 29, 2018, under the laws of the Cayman Islands. Oriental Culture Holding Ltd., its subsidiaries and variable interest entity (“VIE”) and its subsidiaries are hereafter referred to as the “Company”.

Oriental Culture has no substantial operations other than holding all of the outstanding share capital of Oriental Culture Development (“Oriental Culture BVI”), China International Assets and Equity of Artworks Exchange Limited (“International Culture”) and HKDAEx Limited. Oriental Culture BVI is also a holding company holding all of the outstanding share capital of HK Oriental Culture Investment Development Limited (“Oriental Culture HK”). Oriental Culture HK is also a holding company holding all of the outstanding equity of Nanjing Rongke Business Consulting Service Co., Ltd. (“Oriental Culture WFOE” or “WFOE”).

The Company, through its direct subsidiary Oriental Culture HK and VIE, Jiangsu Yanggu Culture Development Co., Ltd. and subsidiaries (“Jiangsu Yanggu”) and International Culture are engaged in providing online platforms that facilitate the e-commerce trading of artwork and collectables and the online trading of commodities, principally teas. The Company’s headquarters were located in the City of Nanjing, in the People’s Republic of China (the “PRC” or “China”). All of the Company’s business activities are carried out by Oriental Culture HK, Jiangsu Yanggu and Jiangsu Yanggu’s subsidiaries.

On May 8, 2019, Oriental Culture completed its reorganization of entities under common control of various shareholders, who collectively owned 100% of the equity interests of Oriental Culture prior to the reorganization. Oriental Culture, Oriental Culture BVI, and Oriental Culture HK, were established as the holding companies of Oriental Culture WFOE. Oriental Culture WFOE is the primary beneficiary of Jiangsu Yanggu and its subsidiaries. Prior to the reorganization, Jiangsu Yanggu and International Culture were under common control, as the same group of shareholders held more than 50% of the voting ownership interest of each entity, and contemporaneous written evidence of agreements to vote a majority of the entities’ shares in concert exists. Oriental Culture, International Culture and Jiangsu Yanggu were under common control, which resulted in the consolidation of International Culture and Jiangsu Yanggu, which was accounted for as a reorganization of entities under common control at their carrying values.

On May 9, 2019, the Company acquired all outstanding equity interest of HKDAEx Limited (“HKDAEx”), which provides the Company’s customers with an additional online trading platform in Hong Kong. Therefore, starting in second half of 2019, the Company expanded its business operations to include online trading of certain commodities, primarily teas on the platform of HKDAEx.

Contractual Arrangements

In the PRC, investment activities by foreign investors are principally governed by the Special Administrative Measures (Negative List) for Foreign Investment Access which is updated from time to time by MOFCOM and NDRC. In June, 2020, the MOFCOM and the NDRC promulgated the Special Administrative Measures (Negative List) for Foreign Investment Access (2020 Version), or the Negative List, which became effective on July 23, 2020. On December 27, 2020, the Special Administrative Measures for foreign investment access (Negative List) (2021 version) was issued and became effective on January 1, 2022, replacing the Special Administrative Measures for foreign investment access (Negative List) (2020 version). The Negative List divides industries into two categories: restricted and prohibited. Industries not listed in the Negative List are generally open to foreign investment unless specifically restricted by other PRC regulations.

Oriental Culture is a Cayman Islands company and its subsidiaries including Oriental Culture WFOE is considered a foreign invested enterprise. Although the business the Company conducts through Jiangsu Yanggu is not within the category in which foreign investment is currently restricted or prohibited under the Negative List or other PRC Laws, the Company expects that in the future Jiangsu Yanggu will engage in marketing survey services for online marketplaces. Marketing survey services are within the category in which foreign investment is restricted pursuant to the Negative List. In addition, the Company intends to centralize the Company’s management and operations in the PRC to avoid being restricted to conduct certain business activities which are important for the Company’s current or future business but are currently restricted or might be restricted in the future. As such, Jiangsu Yanggu is controlled through contractual arrangements in lieu of direct equity ownership by the Company or any of its subsidiaries. Such contractual arrangements are comprised of a series of four agreements (collectively the “Contractual Arrangements”), of which the significant terms are as follows:

Contractual Agreements with Jiangsu Yanggu

Technical Consultation and Services Agreement

Pursuant to the technical consultation and services agreement between Oriental Culture WFOE and Jiangsu Yanggu, Oriental Culture WFOE has the exclusive right to provide consultation and services to Jiangsu Yanggu in the areas of management, human resources, technology and intellectual property rights. For such services, Jiangsu Yanggu agrees to pay service fees of 100% of its net income to Oriental Culture WFOE and also Oriental Culture WFOE has the obligation to absorb 100% of the losses of Jiangsu Yanggu.

The WFOE exclusively owns any intellectual property rights arising from the performance of this Technical Consultation and Services Agreement. The term of the Technical Consultation and Service Agreement is 20 years until May 7, 2039. Oriental Culture WFOE may terminate this agreement at any time by giving 30 days’ written notice to Jiangsu Yanggu.

Equity Pledge Agreement

Pursuant to the Equity Pledge Agreements among Oriental Culture WFOE, Jiangsu Yanggu and Jiangsu Yanggu’s shareholders dated May 8, 2019, each of Jiangsu Yanggu’s shareholders pledged all of their equity interests in Jiangsu Yanggu to Oriental Culture WFOE to guarantee Jiangsu Yanggu’s performance of relevant obligations and indebtedness under the Technical Consultation and Services Agreement and other agreements. If Jiangsu Yanggu breaches its obligations under the Contractual Agreements, Oriental Culture WFOE, as pledgee, will be entitled to certain rights, including the right to dispose of the pledged equity interests in order to recover the damages associated with such breach. The pledge is valid until all of Jiangsu Yanggu’s shareholders are no longer shareholders of Jiangsu Yanggu, or until the satisfaction of all Jiangsu Yanggu’s obligations under the Contractual Agreements.

Equity Option Agreement

Pursuant to the Equity Option Agreement among Oriental Culture WFOE, Jiangsu Yanggu and Jiangsu Yanggu’s shareholders dated May 8, 2019, Oriental Culture WFOE has the exclusive right to require Jiangsu Yanggu’s shareholders to fulfill and complete all approval and registration procedures required under PRC laws for Oriental Culture WFOE to purchase, or designate one or more persons to purchase, each shareholders’ equity interests in Jiangsu Yanggu, in one or multiple transactions, at any time or from time to time, at Oriental Culture WFOE’s sole and absolute discretion. The purchase price shall be the lowest price allowed by PRC laws. The Equity Option Agreement shall remain effective until all the equity interests owned by Jiangsu Yanggu’s shareholders have been legally transferred to Oriental Culture WFOE or its designee(s).

Voting Rights Proxy and Financial Supporting Agreements

Pursuant to the voting rights proxy and financial supporting agreements, as amended, among the shareholders of Jiangsu Yanggu and Oriental Culture WFOE, Jiangsu Yanggu’s shareholders have given Oriental Culture WFOE an irrevocable proxy to act on their behalf on all matters pertaining to Jiangsu Yanggu and to exercise all of their rights as shareholders of Jiangsu Yanggu, including the right to attend shareholders meeting, to exercise voting rights and to transfer all or a part of their equity interests in Jiangsu Yanggu. In consideration of such granted rights, Oriental Culture WFOE agrees to provide the necessary financial support to Jiangsu Yanggu whether or not Jiangsu Yanggu incurs losses, and agrees not to request repayment if Jiangsu Yanggu is unable to do so. The agreements is in effect for 20 years until May 7, 2039.

Based on the foregoing contractual arrangements, which grant Oriental Culture WFOE effective control of Jiangsu Yanggu and its subsidiaries and obligates Oriental Culture WFOE to absorb 100% of the risk of loss from its activities, as well as enable Oriental Culture WFOE to receive 100% of the expected residual returns, the Company accounts for Jiangsu Yanggu and its subsidiaries as VIEs. Accordingly, the Company consolidates the accounts of Jiangsu Yanggu and its subsidiaries in accordance with Regulation S-X-3A-02 promulgated by the Securities Exchange Commission (“SEC”), and the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Section 810-10, Consolidation.

On January 28, 2021, Oriental Culture WFOE entered into an Amended and Restated Equity Pledge Agreement, an Amended and Restated Equity Option Agreement, and an Amended and Restated Voting Rights Proxy and Financial Supporting Agreement (“Amended and Restated VIE Agreements”) with Jiangsu Yanggu and all shareholders of Jiangsu Yanggu in order to amend and restate the Equity Pledge Agreement, Equity Option Agreement, and Voting Rights Proxy and Financial Supporting Agreement originally entered by the parties in May, 2019 (“Original VIE Agreements”). The Amended and Restated VIE Agreements were made principally to reflect a change of the share ownership of Jiangsu Yanggu as a result of the transfer by Mr. Weipeng Liang of his 10% equity interest in Jiangsu Yanggu to Ms. Yuanyuan Xiao on January 28, 2021. Except for the change of the share ownership of Jiangsu Yanggu due to such equity transfer, there are no other changes to the terms of the Original VIE Agreements.

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Background	Ownership
China International Assets and Equity of Artworks Exchange Limited (“International Culture”)	● A Hong Kong company ● Incorporated on November 22, 2013, commenced operations in March 2018. ● Engages in providing an online platform that facilitates e-commerce of collectible and artwork trading	100%

HKDAEx Limited (“HKDAEx”)	● A Hong Kong company ● Incorporated on April 18, 2018 ● Engages in providing an online platform that facilitates e-commerce of certain commodities trading	100%

Oriental Culture BVI	● A British Virgin Islands company ● Incorporated on December 6, 2018	100%

Oriental Culture HK	● A Hong Kong company ● Incorporated on January 3, 2019	100% owned by Oriental Culture BVI

Oriental Culture WFOE	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on May 7, 2019	100% owned by Oriental Culture HK

Jiangsu Yanggu	● A PRC limited liability company ● Incorporated on August 23, 2017, commenced operations in March 2018. ● Holding company of Nanjing Yanyu and Nanjing Yanqing	VIE of Oriental Culture WFOE

Nanjing Yanyu Information Technology Co., Ltd. (“Nanjing Yanyu”)	● A PRC limited liability company ● Incorporated on June 7, 2018 ● Provides support services to Jiangsu Yanggu, International Culture, HKDAEx, Kashi Longrui and Kashi Dongfang	100% owned by Jiangsu Yanggu

Nanjing Yanqing Information Technology Co., Ltd. (“Nanjing Yanqing”)	● A PRC limited liability company ● Incorporated on May 17, 2018 ● Holding company of Kashi Longrui and Kashi Dongfang	100% owned by Jiangsu Yanggu

Kashi Longrui Business Management Service Co., Ltd. (“Kashi Longrui”)	● A PRC limited liability company ● Incorporated on July 19, 2018 ● Operating entity provides marketing services	100% owned by Nanjing Yanqing

Kashi Dongfang Cangpin Culture Development Co., Ltd. (“Kashi Dongfang”)	● A PRC limited liability company ● Incorporated on August 29, 2018 ● Operating entity provides listing and warehouse services	100% owned by Nanjing Yanqing